HELD FOR SALE - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Investment properties	$ 75,511	$ 80,196	$ 51,357
Equity accounted investments	20,764	22,698	19,761
Accounts receivable and other	1,407	2,361
Total assets	111,643	122,520
Debt obligations	55,528	63,964
Accounts payable and other liabilities	3,426	3,749
Total liabilities	66,708	75,780
Held for sale
Disclosure of financial assets [line items]
Investment properties	160	422
Equity accounted investments	223	568
Accounts receivable and other	4	14
Total assets	387	1,004	$ 1,433
Debt obligations	138	153
Accounts payable and other liabilities	2	10
Total liabilities	$ 140	$ 163